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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


         Report for the Calendar Year or Quarter Ended December 31, 2000

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 8th day of February, 2000.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total: $ 85,804
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

RPT #34                                                 WTG & CO., LP.                              TOP ACCOUNT      C02451299
                                            VALUATION REPORT - WITH VOTING RIGHTS                   BASE CURRENCY:   USD
                                                          31-Dec-00                                 DATE  02-01-01

                       TITLE OF                            SHARES OR           INVESTMENT DISCRETION           VOTING AUTHORITY
NAME OF ISSUE             CLASS    CUSIP      FAIR MARKET  PRINCIPAL  (A) SOLE (B) SHARED (C) OTHER  (A) SOLE  (B) SHARED  (C) OTHER
LONG ACCOUNT
APPLE COMPUTER INC
COMMON STOCK                     037833100     1,636,250    110,000    110,000                        110,000
AVALON HOLDINGS CORP-A
COMMON STOCK                     05343P109       282,150    102,600    102,600                        102,600
BANGOR HYDRO ELEC CO
COMMON STOCK                     060077104     2,568,750    100,000    100,000                        100,000
BERTLITZ INTL INC (NEW)
COMMON STOCK                     08520F100     2,176,875    270,000    270,000                        270,000
CALIFORNIA COASTAL COMM INC
COMMON STOCK                     129915203     1,500,000    500,000    500,000                        500,000
CONSOLIDATED-TOMOKA LAND CO
COMMON STOCK                     210226106       415,625     35,000     35,000                         35,000
EASTERN COMPANY
COMMON STOCK                     276317104     3,327,844    253,550    253,550                        253,550
ENDO PHARMACEUTICALS HLDGS INC
COMMON STOCK                     29264F205       585,000     97,500     97,500                         97,500
FIDUCIARY TRST CO INTL
COMMON STOCK                     316495100     5,050,458     46,981     46,981                         46,981
FLOWERS INDUST. INC (GEORGIA)
COMMON STOCK                     343496105     6,457,500    410,000    410,000                        410,000
GENERAL MOTORS CORP.
COMMON STOCK                     370442105     4,075,000     80,000     80,000                         80,000
GRIFFIN LAND & NURSERIES
COMMON STOCK                     398231100       813,050     70,700     70,700                         70,700
HONEYWELL INTL INC
COMMON STOCK                     438516106     1,182,813     25,000     25,000                         25,000
INCYTE PHARMACEUTICALS INC
CONVERTIBLE BOND                 45337CAA0     3,235,700  4,940,000  4,940,000                      4,940,000
LIFELINE SYSTEM INC
COMMON STOCK                     532192101       364,193     28,847     28,847                         28,847
MCN ENERGY GROUP INC
COMMON STOCK                     55267J100    12,066,213    435,800    435,800                        435,800
MASCOTECH INC SUB DEB CONV
CONVERTIBLE BOND                 574670AB1     4,343,519  7,505,000  7,505,000                      7,505,000
MEDIA GENERAL INC CL A
COMMON STOCK                     584404107     2,730,000     75,000     75,000                         75,000
MEDQUIST INC
COMMON STOCK                     584949101     4,640,000    290,000    290,000                        290,000
OMNOVA SOLUTIONS INC
COMMON STOCK                     682129101     1,023,600    170,600    170,600                        170,600


ONEIDA LTD.
COMMON STOCK                     682505102     7,840,800    422,400    422,400                        422,400
OXFORD TAX EXEMPT FUND II
COMMON STOCK                     69181P100     6,493,500    199,800    199,800                        199,800
PANAVISION INC (NEW)
COMMON STOCK                     69830E209       206,250     75,000     75,000                         75,000
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                 74050U206     2,682,500    145,000    145,000                        145,000
QUAKER OATS CO.
COMMON STOCK                     747402105     4,868,750     50,000     50,000                         50,000
RITE AID CORP
COMMON STOCK                     767754104       356,250    150,000    150,000                        150,000
RYDER SYSTEM INC
COMMON STOCK                     783549108     1,080,625     65,000     65,000                         65,000
SEMCO ENERGY INC
COMMON STOCK                     78412D109     1,556,250    100,000    100,000                        100,000
UNITED DOMINION INDS LTD
COMMON STOCK                     909914103       487,500     40,000     40,000                         40,000
WATER PIK TECHNOLOGIES INC
COMMON STOCK                     94113U100     1,757,000    251,000    251,000                        251,000
                                           *************

                                 TOTAL     85,803,965.00